MARKETABLE SECURITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 35,640
Gross unrealized gains	0
Gross unrealized losses	(192)
Fair value	35,448
Government debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,167
Gross unrealized gains	0
Gross unrealized losses	(3)
Fair value	3,164
Corporate debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	32,473
Gross unrealized gains	0
Gross unrealized losses	(189)
Fair value	$ 32,284